Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(10)
Commitments and Contingencies
(a)
Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. The total balance of these restricted cash accounts was $90,033 and $102,591 as of September 30, 2023 and December 31, 2022, respectively.

(b)
Container Commitments

At September 30, 2023, the Company had no commitments to purchase containers to be delivered subsequent to September 30, 2023.

(c)
Legal Proceedings

The Company is the subject of, or party to, pending or threatened legal proceedings arising in the ordinary course of its business. Based upon information presently available, the Company does not expect any liability arising from these matters to have a material effect on the Company’s consolidated financial condition, results of operations or cash flows.

(d)
Distribution Expense to Managed Fleet Container Investors

The amounts distributed to the Container Investors are variable payments based upon the net operating income for each managed container (see Note 3 “Managed Container Fleet”). There are no future minimum lease payment obligations under the Company’s management agreements.